Subsequent events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
22.	Subsequent events:

On March 11, 2014, the Company completed a prospectus offering of 1,500,000 common shares from treasury for gross proceeds of CAD $15 million and 1,500,000 common shares in a secondary offering from CarCor Investment Holdings LLC, the shareholder from which we purchased Correvio, for gross proceeds of CAD $15 million, both at CAD $10.00 per common share, for a combined offering of CAD $30 million. This short form prospectus offering was made on a bought deal basis.